Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Provision

	12.31.2022	12.31.2021

Product warranties (i)	77.6	77.5
Provisions for labor, taxes and civil (ii)	58.6	53.7
Taxes (iii)	44.6	36.6
Post retirement benefits	36.1	39.4
Provision of third-party materials	25.3	—
Environmental provision	0.4	0.7
Others	34.1	21.5

	276.7	229.4

Current portion	126.5	108.9
Non-current portion	150.2	120.5

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 24.1.1.
(iii)	Accrual of tax provisions mainly relates to indirect taxes recognized in relation to revenue recognition of long-term contracts.

Summary of Change in Provision

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Environment provision	Provision of third- party materials	Others	Total
At December 31, 2019	67.1	66.4	11.7	41.7	0.3	—	15.7	202.9

Additions	42.0	8.5	2.5	147.2	0.4	—	4.5	205.1
Interest	—	5.4	3.6	—	—	—	—	9.0
Used/payments	(30.4)	(4.7)	(2.2)	(154.4)	(0.6)	—	—	(192.3)
Reversals	(15.8)	(8.0)	—	—	(0.4)	—	—	(24.2)
Translation adjustments	(1.0)	(13.6)	(7.4)	—	(0.9)	—	(4.4)	(27.3)
Reclassification - Liabilities held for sale	12.0	1.4	19.7	—	2.6	—	3.8	39.5

At December 31, 2020	73.9	55.4	27.9	34.5	1.4	—	19.6	212.7

Additions	43.3	6.0	11.8	37.9	0.5	—	1.9	101.4
Interest	—	3.8	1.7	—	—	—	—	5.5
Used/payments	(25.9)	(4.8)	(0.3)	(32.4)	(0.9)	—	—	(64.3)
Reversals	(13.6)	(2.7)	—	—	—	—	—	(16.3)
Translation adjustments	(0.2)	(4.0)	(1.7)	(3.4)	(0.3)	—	—	(9.6)

At December 31, 2021	77.5	53.7	39.4	36.6	0.7	—	21.5	229.4

Additions	35.6	6.2	—	29.5	0.6	25.6	12.6	110.1
Interest	—	7.2	3.5	—	—	—	—	10.7
Used/payments	(20.9)	(5.8)	—	(23.9)	(1.1)	—	—	(51.7)
Reversals	(14.9)	(2.8)	(9.4)	—	—	—	—	(27.1)
Translation adjustments	0.3	0.1	2.6	2.4	0.2	(0.3)	—	5.3

At December 31, 2022	77.6	58.6	36.1	44.6	0.4	25.3	34.1	276.7

Summary of Labor, Tax and Civil Provisions

	12.31.2022	12.31.2021
Tax related
IRRF (i)	8.3	10.5
PIS and COFINS (ii)	2.8	4.0
Social security contributions (iii)	1.8	1.7
Import taxes (iv)	0.6	0.6
Others	6.5	5.4

	20.0	22.2
Labor related
Plurimas 461/1379 (v)	0.6	0.5
Class action 1379/1991 (vi)	7.6	6.2
Reintegration (vii)	11.3	6.9
Overtime (viii)	5.0	3.9
Dangerousness (ix)	2.4	2.0
Insalubrity (x)	0.2	—
Indemnity (xi)	4.2	3.8
Third parties (xii)	3.0	1.0
Others (xiii)	4.1	7.0

	38.4	31.3
Civil related
Indemnity (xiv)	0.2	0.2

	0.2	0.2

	58.6	53.7

Current portion	18.7	18.7
Non-current portion	39.9	35.0